PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
Property And Equipment Table
Property and equipment
	Est. Useful Lives	December 31, 2017	December 31, 2016
Computer equipment and software	5 years	$32,666	$28,344
Furniture and fixtures	7 years	82,529	82,529
Office equipment	5 years	20,533	20,533
Machinery and equipment	1-5 years	341,583	322,010
Autos	3 years	49,238	49,238
Leasehold improvements	47 months	6,790	6,790
Total property and equipment		533,339	509,444
Less accumulated depreciation		(307,227)	(216,403)

Property and Equipment, Net		$226,112	$293,041